Share Based Payments (Details) - Schedule of Equity Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Incentive Plan [Abstract]
Weighted Average exercise price (cents), Outstanding beginning	$ 69
Options, Outstanding beginning	2,575
Weighted Average exercise price (cents), Granted	$ 61	$ 69
Options, Granted	1,753	2,575
Weighted Average exercise price (cents), Forfeited/Cancelled	$ (57)
Options, Forfeited/Cancelled	(60)
Weighted Average exercise price (cents), Exercised
Options, Exercised
Weighted Average exercise price (cents), Outstanding ending	$ 73	$ 69
Options, Outstanding ending	4,268	2,575
Weighted Average exercise price (cents), Exercisable
Options, Exercisable